Cover	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2021
Entity File Number	000-30414
Entity Registrant Name	ALR TECHNOLOGIES INC.
Entity Central Index Key	0001087022
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7400 Beaufont Springs Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23225
City Area Code	(804)
Local Phone Number	554-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false